Related party balances and transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related party balances and transactions	Related party balances and transactions
(a)Related Parties

Names of the major related parties	Nature of relationship
Zhejiang Geely Holding Group (“Geely Group”) and its subsidiaries	Entity controlled by the controlling shareholder of the Company
Proton Holdings Berhad and its subsidiaries	Entity that the controlling shareholder of the Company has significant influence
Anhui Xinzhi Technology Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Zhejiang Huanfu Technology Co., Ltd., ("Zhejiang Huanfu", formerly known as Zhejiang Yikatong Technology Co., Ltd.)	Entity controlled by the controlling shareholder of the Company
Xi'an Liansheng Intelligent Technology Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Hubei Xingji Meizu Group Co., Ltd. (formerly known as Hubei Yuanshidai Technology Co., Ltd.)	Entity controlled by the controlling shareholder of the Company
Wuhan Xingji Meizu Technology Co., Ltd and its subsidiaries	Entity controlled by the controlling shareholder of the Company
Hubei ECARX Technology Co., Ltd. (“Hubei ECARX”)	Entity controlled by the controlling shareholder of the Company
Arteus Group Limited	Entity controlled by the controlling shareholder of the Company
DreamSmart Technology Pte. Ltd. (“DreamSmart”) and its subsidiaries	Entity controlled by the controlling shareholder of the Company
Apollo Intelligent Connectivity (Beijing) Technology Co., Ltd.	Entity that one director of the Company has significant influence
SiEngine Technology Co., Ltd. (“SiEngine”)	Entity which is under significant influence of the Company
Hubei Dongjun Automotive Electronic Technology Co., Ltd.	Entity which is under significant influence of the Company
Shenzhen U Chance Technology Co., Ltd.	Entity which is under significant influence of the Company
HaleyTek AB	Entity which is under significant influence of the Company
(b)Significant transactions with related parties, except transactions disclosed elsewhere in these unaudited condensed consolidated financial statements:

	Six Months Ended June 30,
	2023	2024
	RMB	RMB
Revenues(i):
Sales of goods revenues	1,018,256	1,470,170
Automotive computing platform	1,013,860	1,467,211
SoC Core Modules	140	1,611
Automotive merchandise and other products	4,256	1,348
Software license revenues	164,995	92,923
Service revenues	256,427	361,772
Automotive computing platform – Design and development service	119,291	223,204
Connectivity service	99,254	78,103
Other services	37,882	60,465
Total	1,439,678	1,924,865

	Six Months Ended June 30,
	2023	2024
	RMB	RMB
Purchase of products and services (ii)	216,079	376,504
Rental of office space, and administrative services (ii)	2,400	2,168
Other income (vi)	7,055	—
Interest income on loans due from related parties (iii)(v)	6,771	5,899
Interest expense on borrowings due to related parties (iv)	6,116	7,706
Loans to related parties (iii)	12,000	9,800
Repayment received of loans to related parties (iii)	8,500	17,700
Repayment of borrowings from related parties (iv)	—	100,000
Borrowings from related parties (iv)	300,000	449,000
(c)Balances with related parties:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Accounts receivable – related parties, net (i)	1,572,703	933,973
Amounts due from related parties (ii)(iii)	74,122	91,398
Other non-current assets - related parties (v)	224,349	274,370
Accounts payable – related parties (ii) (vii)	312,830	403,424
Amounts due to related parties (ii)(iv)	35,664	375,696
Other non-current liabilities– related parties (vii)	44,519	46,425
___________________________
(i)The Group sold automotive computing platform products, merchandise and other products, software licenses and provided related technology development services, connectivity service, and other consulting services to a number of related parties. Accounts receivable, net due from related parties arising from sales of products and provision of services were RMB1,572,703 and RMB933,973 as of December 31, 2023 and June 30, 2024 , respectively.

(ii)The Group purchased raw materials, technology development services and other consulting services from a number of related parties, of which, RMB24,014 and RMB75,008 of purchase of raw materials were recorded as inventories as of June 30, 2023 and 2024, respectively, RMB186,724 and RMB284,709 were recorded in cost of revenues for the six months ended June 30, 2023 and 2024 , respectively, RMB5,341 and RMB16,787 were recorded in operating expenses for the six months ended June 30, 2023 and 2024, respectively. The Group also rented office space from related parties, pursuant to which, the Group recorded rental expenses of RMB2,400 and RMB2,168 in operating expenses for the six months ended June 30, 2023 and 2024, respectively.
Accounts payable to related parties includes payables arising from purchase of raw materials and services of RMB312,830 and RMB403,424, amount due from related parties includes prepayments arising from purchase of raw materials and services of RMB8,420 and RMB79,884 as of December 31, 2023 and June 30, 2024 , respectively. Amounts due to related parties includes payables arising from purchase of technical services and logistics services of RMB9,701 and RMB20,978 as of December 31, 2023 and June 30, 2024, respectively.
(iii)The Group provided loans of RMB12,000 and RMB9,800 to related parties, and received repayments of RMB8,500 and RMB17,700 from related parties for the six months ended June 30, 2023 and 2024 respectively. Interest incomes on loans due from related parties were RMB1,567 and RMB374 for the six months ended June 30, 2023 and 2024, respectively.
As of December 31, 2023 and June 30, 2024, loans and interest receivables due from related parties were RMB65,702 and RMB11,514.
(iv)In January 2023, ECARX (Hubei) Tech entered into an unsecured loan agreement with Geely Group in an amount of RMB300,000 with an interest rate of 4.1% per annum, which was fully repaid in December 2023. The term of the loan was subsequently extended to June 30, 2025, and the interest rate was reduced to 3.9% per annum during the extended period. In January 2024, ECARX (Hubei) Tech obtained renewed RMB300,000 loan from Geely Group. In June 2024, RMB100,000 out of the loan was repaid, the remaining RMB200,000 loan is repayable on June 30, 2025.
In March 2024, the Group entered into an accounts receivable factoring agreement with a finance company of Geely Group with a minimum interest rate of 6.0% per annum (Note 3). The Group cumulated received RMB149,000 from the finance company during current period.
Interest expense on borrowings from related parties were RMB6,116 and RMB7,706 for the six months ended June 30, 2023 and 2024, respectively. The borrowings and the interest payable on borrowings from related parties was included in the amounts due to related parties and was RMB25,963 and RMB354,718 as of December 31, 2023 and June 30, 2024, respectively.
(v)As of December 31, 2023 and June 30, 2024, the balance of other non-current assets due from related parties included the amounts due from its former VIE, Hubei ECARX in the amount of RMB224,349 and RMB274,370, which represented the net present value of a loan provided by the Group to Hubei ECARX with the principal of RMB252,287 and an effective annual interest rate of 5.0%. Interest incomes on loans due from related parties were RMB5,204 and RMB5,525 for the six months ended June 30, 2023 and 2024, respectively.
(vi)Other income from related parties represents the amounts due from Arteus for recharges of expenses including those in relation to management service, sharing of office space, consultancy and other expenses paid by the Group on behalf of Arteus Group Limited. In June 2023, ECARX signed an assignment of rights agreement with Arteus and DreamSmart. The amounts due from Arteus were assigned to DreamSmart, all of which were settled as of December 31, 2023.
(vii)In November 2023, the Group entered into a licensing agreement with Xingji Meizu, pursuant to which, the Group obtained a non-exclusive license under certain software of Xingji Meizu to develop and sell these software worldwide for three years. The consideration is due by instalment in three years of RMB50,000 each year. As of June 30, 2024, amounts due to Xingji Meizu of RMB96,425, representing the net present value of the long-term payables to Xingji Meizu with an effective annual interest rate of 4.0%, of which RMB50,000 was included within accounts payable – related parties and RMB46,425 was recorded as other non-current liabilities.